THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 93.4%

	Shares	Value
Brazil — 0.5%
Caixa Seguridade Participacoes S	113,000	$257,603
JBS	775,176	3,076,934
Mahle Metal Leve	7,600	72,983
Nova Embrapar Participacoes * (A)	854	—
Seara Alimentos * (A)	911	—
SYN prop e tech *	35,300	30,457

		3,437,977

China — 23.4%
37 Interactive Entertainment Network Technology Group, Cl A	1,095,800	4,121,468
Agricultural Bank of China, Cl H	9,307,000	3,377,247
Anhui Hengyuan Coal Industry and Electricity Power, Cl A	335,800	384,349
Autohome ADR	86,083	2,752,073
Avary Holding Shenzhen, Cl A	101,300	347,411
Bank of China, Cl H	7,440,926	2,757,347
Bank of Communications, Cl H	859,236	517,818
Baoxiniao Holding, Cl A	378,000	329,512
Beijing Zhidemai Technology, Cl A	69,080	259,144
BYD Electronic International	67,000	256,870
Changjiang Publishing & Media, Cl A	639,958	768,299
Cheetah Mobile ADR *	3,235	8,346
Chengdu Hongqi Chain, Cl A	82,300	70,707
China Citic Bank, Cl H	3,309,342	1,595,498
China Construction Bank, Cl H	25,779,715	14,974,177
China Petroleum & Chemical, Cl H	2,350,000	1,310,762
China Railway Group, Cl H	409,461	268,287
Chinese Universe Publishing and Media Group, Cl A	2,334,199	4,134,881
Chongqing Zongshen Power Machinery, Cl A	676,252	676,560
Cofoe Medical Technology, Cl A	61,493	373,944
COSCO SHIPPING Holdings, Cl H	318,850	336,475
Dongfeng Motor Group, Cl H	278,000	129,752
Edan Instruments, Cl A	163,400	302,256
Era, Cl A	764,400	641,746
Espressif Systems Shanghai, Cl A *	24,612	405,163
Ganyuan Foods, Cl A	16,800	192,077
G-bits Network Technology Xiamen, Cl A	69,789	4,210,727
Guangdong South New Media, Cl A	52,100	302,317
Haitian International Holdings	46,946	116,900
Harbin Power Equipment, Cl H	226,469	90,020
Hello Group ADR *	93,940	1,000,461
Hitevision, Cl A	181,050	515,530

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
China — (continued)
HLA Group, Cl A	302,000	$315,660
HUANLEJIA Food Group, Cl A	119,600	245,835
Industrial & Commercial Bank of China, Cl H	5,749,000	2,801,190
Inner Mongolia Xinhua Distribution Group, Cl A	69,000	122,422
iQIYI ADR *	20,862	132,265
Jiangsu Rainbow Heavy Industries, Cl A	232,800	186,325
Jointown Pharmaceutical Group, Cl A	364,156	504,955
JOYY ADR	19,612	681,713
KE Holdings ADR *	75,956	1,323,154
Kingnet Network, Cl A *	1,776,600	3,728,828
Kunlun Energy	5,090,000	4,144,366
Leo Group, Cl A *	132,100	44,361
Li Auto ADR *	14,567	623,468
Loncin Motor, Cl A	306,500	228,157
Lonking Holdings	477,354	85,079
Mega-info Media, Cl A	39,730	133,698
Metallurgical Corp of China, Cl H	3,991,520	1,003,139
MINISO Group Holding ADR *	83,884	1,762,403
New China Life Insurance, Cl H	641,200	1,849,876
Opple Lighting, Cl A	298,600	851,084
PDD Holdings ADR *	25,487	2,289,242
People’s Insurance Group of China, Cl H	808,000	309,777
Perfect World, Cl A	1,389,382	2,918,057
PetroChina, Cl H	16,132,000	11,769,747
PICC Property & Casualty, Cl H	648,000	756,107
Ping An Insurance Group of China, Cl H	486,000	3,505,302
Qingdao Topscomm Communication, Cl A	93,700	127,700
Qudian ADR *	249,049	607,680
Shanghai Pudong Construction, Cl A	1,658,580	1,564,184
Shenzhen Laibao Hi-tech, Cl A	840,200	1,019,279
Shui On Land	643,500	71,785
Sinopharm Group, Cl H	130,000	407,557
Sinotrans, Cl H	795,000	319,064
Sinotruk Hong Kong	2,792,148	5,842,857
Sunflower Pharmaceutical Group, Cl A	125,500	394,583
Suzhou Gold Mantis Construction Decoration, Cl A	1,842,546	1,273,611
TCL Electronics Holdings	949,000	481,868
Tencent Holdings	579,600	26,338,360
Tencent Music Entertainment Group ADR *	212,066	1,482,341
Tian Di Science & Technology, Cl A	1,983,000	1,584,347
Tianneng Power International	381,288	425,832
Triangle Tyre, Cl A	206,800	473,107
Trip.com Group ADR *	53,975	2,215,134

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
China — (continued)
Universal Scientific Industrial Shanghai, Cl A	355,900	$719,593
Vatti, Cl A	467,000	431,926
Vipshop Holdings ADR *	289,549	5,452,208
Wasu Media Holding, Cl A	216,300	269,060
Weibo ADR *	37,785	595,114
Weichai Power, Cl H	224,000	330,303
Weiqiao Textile, Cl H *	643,235	112,994
Willfar Information Technology, Cl A	79,892	299,591
Wuxi Xinje Electric, Cl A	75,000	433,099
Xiamen Comfort Science & Technology Group, Cl A	543,900	633,190
Xiangpiaopiao Food, Cl A	50,800	132,424
Xiangyu Medical, Cl A	48,986	330,515
Yum China Holdings	39,786	2,427,742
Zhejiang Hangmin, Cl A	942,834	1,096,296
Zhejiang Publishing & Media, Cl A	162,500	189,632
Zhejiang Semir Garment, Cl A	4,067,197	3,693,442

		151,620,752

Colombia — 0.0%
Cementos Argos	77,006	69,032

Czech Republic — 0.0%
Philip Morris CR	11	8,576

Egypt — 0.0%
Ezz Steel SAE *	46,233	59,849

Greece — 0.2%
Aegean Airlines *	9,661	138,940
Cairo Mezz *	11,041	1,432
Fourlis Holdings	25,163	135,568
National Bank of Greece *	144,184	992,404

		1,268,344

Hong Kong — 9.4%
AAC Technologies Holdings	72,000	164,146
Alibaba Group Holding *	1,249,668	15,623,053
Asia Cement China Holdings	1,079,140	521,658
Baidu, Cl A *	218,450	4,282,784
Brilliance China Automotive Holdings *	744,000	397,810
Cabbeen Fashion	107,928	11,348
China BlueChemical	1,046,000	260,196

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Hong Kong — (continued)
China Coal Energy, Cl H	3,343,645	$2,413,766
China Foods	421,556	158,917
China Harmony Auto Holding	895,780	86,145
China High Speed Transmission Equipment Group *	448,314	152,333
China International Marine Containers Group, Cl H	202,346	120,646
China Lesso Group Holdings	106,000	72,036
China Minsheng Banking, Cl H	1,628,500	620,170
China Oriental Group	442,545	69,228
China Pacific Insurance Group, Cl H	2,567,431	6,880,369
China Reinsurance Group, Cl H	421,462	29,182
China Resources Power Holdings	60,000	129,711
China Taiping Insurance Holdings	633,800	703,780
Chinasoft International	274,000	170,747
Chongqing Machinery & Electric, Cl H	466,000	34,656
CITIC	523,000	587,452
CITIC Resources Holdings	690,000	35,390
Consun Pharmaceutical Group	118,000	86,243
COSCO SHIPPING Ports	107	68
CPMC Holdings	208,609	116,891
Dawnrays Pharmaceutical Holdings	79,485	12,434
Edvantage Group Holdings	102,310	33,715
FriendTimes *	623,097	68,710
Fufeng Group	350,742	190,687
Goodbaby International Holdings *	616,280	45,042
Grand Baoxin Auto Group *	379,968	13,885
Hisense Home Appliances Group, Cl H	71,000	182,987
Inkeverse Group *	748,000	86,320
JNBY Design	471,314	552,966
Joy City Property	780,000	29,504
Kingboard Holdings	85,000	235,418
Kingsoft	96,600	413,085
Launch Tech, Cl H *	46,542	12,532
Lenovo Group	6,244,000	7,157,594
Maoye International Holdings	286,000	8,068
Meituan, Cl B *	217,750	4,084,784
MINISO Group Holding	7,200	37,436
NetDragon Websoft Holdings	247,000	489,636
NetEase	245,500	5,335,656
New Oriental Education & Technology Group *	134,900	793,082
Orient Overseas International	22,000	366,436
Pou Sheng International Holdings *	1,878,142	173,391
Renrui Human Resources Technology Holdings *	1,804	891
Sany Heavy Equipment International Holdings	102,000	161,130

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Hong Kong — (continued)
Sinopec Engineering Group, Cl H	1,555,500	$700,074
Skyworth Group	5,511,486	2,501,720
Tencent Music Entertainment Group *	9,300	32,316
Tongcheng Travel Holdings *	99,200	238,877
Uni-President China Holdings	123,000	106,142
Wasion Holdings	188,000	73,041
XD *	11,984	28,766
Xiaomi, Cl B *	1,398,800	2,202,524
Yihai International Holding	44,000	100,424
Zoomlion Heavy Industry Science and Technology	100	54
ZTE, Cl H	125,800	458,106

		60,656,158

Hungary — 1.8%
MOL Hungarian Oil & Gas	344,269	2,718,760
OTP Bank Nyrt	241,161	8,775,751

		11,494,511

India — 12.0%
ABB India	12,861	711,908
Action Construction Equipment	23,097	202,625
Allcargo Logistics	17,795	67,514
Allcargo Terminals *	17,795	9,285
Andhra Paper	5,846	30,183
Andhra Sugars	40,305	53,390
Apar Industries	34,366	1,580,359
Arvind	222,899	374,259
AurionPro Solutions	13,962	190,175
AVT Natural Products	41,515	43,106
Bajaj Consumer Care	13,858	36,469
BLS International Services	73,872	218,162
Castrol India	127,544	224,465
Centum Electronics	1,375	24,513
CESC	343,429	326,941
CG Power & Industrial Solutions	317,453	1,551,780
Chennai Petroleum	105,361	516,757
Cigniti Technologies	12,994	123,907
Coal India	2,315,631	6,454,304
Cyient	63,035	1,124,339
Datamatics Global Services	22,513	152,776
DCM Shriram Industries	36,391	51,722
Dhampur Sugar Mills	21,205	71,157
Dhunseri Ventures	11,142	38,107
EIH	24,757	63,812

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
Elecon Engineering	96,672	$890,454
Emami	68,908	387,818
ESAB India	690	40,309
FIEM Industries	1,297	30,266
Finolex Cables	12,491	160,776
Force Motors	1,976	61,252
Foseco India	724	29,491
GAIL India	169,706	245,742
GHCL	47,629	307,639
GHCL Textiles *	47,629	43,460
Gillette India	317	21,782
GNA Axles	13,642	169,379
Godawari Power and Ispat	70,623	487,585
Godfrey Phillips India	5,127	134,361
Great Eastern Shipping	30,644	294,299
Gujarat Narmada Valley Fertilizers & Chemicals	81,185	585,232
Gujarat Pipavav Port	28,643	43,461
Gujarat State Fertilizers & Chemicals	30,351	60,758
HCL Technologies	1,047,771	14,225,698
Hindustan Aeronautics	126,318	6,084,090
Indian Oil	1,593,973	1,816,866
Intellect Design Arena	19,717	161,730
ISGEC Heavy Engineering	5,417	48,635
ITC	1,605,226	9,088,938
ITD Cementation India	38,041	85,657
J Kumar Infraprojects	56,858	249,591
Jagran Prakashan	140,311	177,161
Jindal Saw	150,278	592,625
Kalyani Steels	2,129	10,967
Karnataka Bank	729,817	1,848,750
Kewal Kiran Clothing	27,438	220,942
Kirloskar Brothers	30,179	279,908
Kirloskar Industries	1,818	75,933
KPIT Technologies	420,907	5,540,960
KSB	20,363	562,349
LG Balakrishnan & Bros	26,722	346,595
Mahanagar Gas	22,868	310,926
Maharashtra Seamless	59,388	385,938
Man Infraconstruction	56,947	89,455
Mangalore Chemicals & Fertilizers	33,585	42,446
Mazagon Dock Shipbuilders	35,093	809,391
MOIL	34,378	77,576
Mrs Bectors Food Specialities	22,178	247,723

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
MSTC	15,368	$82,297
National Aluminium	1,512,672	1,751,784
Nava	279,542	1,265,520
NCC	354,181	683,397
Neuland Laboratories	890	37,588
NIIT *	30,311	30,533
NIIT Learning Systems * (A)	72,667	270,970
NMDC	15,794	22,515
NRB Bearings	89,057	271,127
Nucleus Software Exports	6,979	94,559
Oil India	202,404	678,464
Oracle Financial Services Software	21,547	1,018,029
Orient Cement	162,820	291,299
Pennar Industries *	81,342	81,640
Power Finance	407,062	1,293,710
Power Mech Projects	2,089	117,205
Prakash Industries *	184,655	206,098
PTC India	321,599	460,607
PTC India Financial Services	137,078	39,166
Raymond	1,463	33,694
Redington	705,575	1,546,713
Repco Home Finance	25,178	100,530
Savita Oil Technologies	3,290	12,476
Seshasayee Paper & Boards	25,001	84,078
Shyam Metalics & Energy	7,029	33,753
Siyaram Silk Mills	37,411	250,942
SMC Global Securities	1,350	1,206
Sonata Software	32,021	411,393
SP Apparels *	13,232	73,006
Star Cement *	21,237	37,491
Stylam Industries *	1,460	28,836
Styrenix Performance Materials	4,846	70,166
Sutlej Textiles and Industries	30,377	17,525
Tamil Nadu Newsprint & Papers	47,442	121,765
Tamilnadu Petroproducts	92,741	90,036
TGV SRAAC	5,826	6,784
Time Technoplast	122,412	204,346
Transindia Realty and Logistics *	17,795	9,285
Transport Corp of India	16,142	148,126
Triveni Turbine *	170,857	830,928
Ugar Sugar Works	75,362	123,192
Uniparts India	4,018	33,249
Vardhman Textiles	30,623	137,889

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)
Visaka Industries	73,085	$76,374
Voltamp Transformers	1,209	68,068
VST Tillers Tractors	1,352	51,017
West Coast Paper Mills	42,557	250,767
WNS Holdings ADR *	30,355	2,097,834
Zensar Technologies	32,696	197,729

		77,462,635

Indonesia — 2.2%
ABM Investama	68,965	16,738
Adaro Energy Indonesia	30,027,555	4,798,833
Astra International	4,008,700	1,820,928
Bank CIMB Niaga	896,267	100,444
Bank Mandiri Persero	5,743,500	2,180,473
Bank Pembangunan Daerah Jawa Barat Dan Banten	402,740	31,781
Bukit Asam	6,058,175	1,112,808
Gajah Tunggal *	1,469,077	105,212
Hanjaya Mandala Sampoerna	4,121,600	248,717
Indah Kiat Pulp & Paper	174,268	105,740
Indika Energy	279,534	36,610
Indo Tambangraya Megah	234,549	423,059
Indofood Sukses Makmur	1,388,300	674,357
Map Aktif Adiperkasa	2,356,000	126,549
Matahari Department Store	1,654,863	331,412
Mayora Indah	329,782	52,923
Mitra Adiperkasa	3,707,000	486,728
Panin Financial	3,262,500	66,202
Perusahaan Gas Negara	5,744,806	520,004
Perusahaan Perkebunan London Sumatra Indonesia	1,310,277	90,364
Sumber Alfaria Trijaya	1,039,200	186,064
Temas	2,938,000	52,603
Triputra Agro Persada	3,795,415	143,461
United Tractors	483,200	881,968

		14,593,978

Luxembourg — 1.0%
Ternium ADR	149,307	6,666,558

Malaysia — 0.1%
Fraser & Neave Holdings	8,000	44,356
Heineken Malaysia	15,900	92,177
Hong Leong Financial Group	7,900	32,063
Jaya Tiasa Holdings	233,300	37,512

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Malaysia — (continued)
Kim Loong Resources	39,100	$16,042
KSL Holdings *	228,383	41,787
Magni-Tech Industries	13,700	5,743
Padini Holdings	165,400	145,995
Shin Yang Group	271,200	36,689
YTL Power International	426,500	128,640

		581,004

Mexico — 0.4%
Alfa, Cl A	65,583	40,380
Cemex ADR *	302,966	2,308,601
Controladora AXTEL DE *	197,784	2,279

		2,351,260

Philippines — 0.0%
Semirara Mining & Power, Cl A	518,700	272,453
SSI Group	178,472	9,748

		282,201

Poland — 1.1%
Asseco Poland	529	10,545
Budimex	19	1,957
Grenevia *	148,801	135,961
Grupa Azoty *	37	249
LiveChat Software	6,691	246,884
PGE Polska Grupa Energetyczna *	354,667	754,552
Powszechny Zaklad Ubezpieczen	621,531	6,288,780
Unimot	337	8,480

		7,447,408

Russia — 0.0%
Globaltrans Investment GDR * (A)	114,181	—
HeadHunter Group ADR * (A)	3,279	—
Novolipetsk Steel PJSC GDR * (A)	189,918	—
Sberbank of Russia PJSC ADR * (A)	447,493	—
Tatneft PJSC ADR * (A)	153,163	—

		—

Saudi Arabia — 6.3%
Abdullah Al Othaim Markets	70,850	279,124
Al Babtain Power & Telecommunication	32,970	280,345
Al-Dawaa Medical Services	44,290	1,199,452
Alwasail Industrial	1,994	12,639
Americana Restaurants International	3,065,605	3,137,841
Arabian Centres	123,405	752,614

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Saudi Arabia — (continued)
Arabian Contracting Services	3,058	$161,394
Arabian Internet & Communications Services	35,750	3,478,183
Astra Industrial Group	20,464	485,472
Bawan	44,990	432,319
Dar Al Arkan Real Estate Development *	21,192	95,577
Electrical Industries *	24,275	233,588
Elm	46,867	8,497,423
Gulf Insurance Group	45,558	387,989
Hail Cement	3,036	10,229
Leejam Sports JSC	31,771	1,248,279
Middle East Healthcare *	69,716	1,200,462
Naba Alsaha Medical Services	247	4,609
Nahdi Medical	19,971	925,194
National Agriculture Development *	65,081	867,377
National for Learning & Education	1,823	49,953
National Medical Care	23,024	834,648
Saudi Airlines Catering	7,594	251,001
Saudi Arabian Amiantit *	15,186	184,381
Saudi Basic Industries	406,083	9,276,392
Saudi Chemical Holding	128,110	158,789
Saudi Electricity	801,557	4,794,471
Saudi Marketing	49,360	345,373
Savola Group	23,225	261,866
Seera Group Holding *	68,498	525,840
Zamil Industrial Investment *	85,854	552,893

		40,925,717

Singapore — 0.0%
Riverstone Holdings	512,200	240,741

South Africa — 1.9%
African Rainbow Minerals	79,601	893,543
DRDGOLD ADR	4,160	46,758
Exxaro Resources	77,726	704,168
Hudaco Industries	688	6,232
Investec	266,871	1,665,803
Kumba Iron Ore	254,263	6,946,692
Lewis Group	20,296	43,920
Murray & Roberts Holdings *	58,238	2,866
Omnia Holdings	10,425	34,393
Sappi	216,323	465,699
Standard Bank Group	106,234	1,134,589
Sun International	27,567	54,614

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
South Africa — (continued)
Zeda *	32,760	$20,150

		12,019,427

South Korea — 10.3%
Ace Bed	567	11,499
Advanced Process Systems	3,673	58,064
AK Holdings	1,437	22,254
BNK Financial Group	95,862	508,396
Cheil Worldwide	37,434	533,030
CJ	37,115	1,886,833
Creas F&C	84	1,138
Daewon San Up	1,519	7,079
Daishin Securities	1,793	18,948
DB HiTek	51,947	2,404,482
DGB Financial Group	44,754	256,660
Digital Imaging Technology	1,768	16,256
DL Construction	2,111	20,304
DMS	9,421	40,429
Dongwon F&B	3,100	63,719
DoubleUGames	2,173	68,362
DRB Holding	528	2,199
DY POWER	2,434	29,483
Echo Marketing	14,098	112,815
Eugene Technology	5,166	148,538
Genoray	1,772	9,550
Global Standard Technology	3,878	86,861
GS Holdings	8,603	254,449
Hana Financial Group	260,763	8,039,843
Handsome	2,901	47,225
Hanjin Heavy Industries & Construction Holdings	10,403	27,790
Hansol Technics	15,410	83,660
Hanwha	177,601	4,298,428
Hanwha Aerospace	10,401	997,138
Hanwha Life Insurance *	137,009	254,208
Hanyang Securities	3,216	22,253
HD Hyundai Construction Equipment	2,041	130,820
HPSP	21,542	629,537
Hwa Shin	8,289	118,029
Hyundai Engineering & Construction	18,985	557,046
Hyundai Glovis	2,555	349,380
iMarketKorea	6,925	48,896
Infinitt Healthcare *	4,997	21,562
JB Financial Group	35,597	239,054

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
South Korea — (continued)
JVM	2,286	$59,632
KB Financial Group	133,181	5,328,703
KC Tech	2,465	45,446
Kolon	7,102	100,514
Korea Business News	15,443	73,299
Korea Cast Iron Pipe Industries	7,661	41,291
KT	168,592	3,901,827
LG Electronics	106,239	9,034,878
LG Uplus	443,837	3,485,512
LOT Vacuum	4,221	80,966
Lotte Data Communication	2,414	49,808
LX Hausys	9,289	405,184
LX INTERNATIONAL CORP	13,779	415,645
Multicampus	1,070	26,652
NHN *	41,603	819,233
Partron	14,173	91,399
PHA	2,685	22,265
Piolink	2,947	36,761
PSK	11,471	202,485
Rayence	15,821	128,713
Sajodaerim	7,208	144,200
Samsung Electronics	252,010	13,800,101
Sangsangin *	6,524	21,241
Saramin	6,553	97,576
SAVEZONE I&C CORP	11,048	22,882
Sejong Industrial	20,724	132,995
Seoul Semiconductor	7,050	64,712
Seoyon	8,880	58,938
SGC e Tec E&C	939	16,023
Shinsegae Engineering & Construction	1,067	12,406
Suprema *	2,025	34,395
TK	5,267	87,188
Value Added Technology	17,476	488,777
WiSoL	13,595	69,967
Woongjin Thinkbig	18,433	34,418
Woori Financial Group	398,023	3,637,836
YES24	471	1,716
Youngone	20,652	936,481

		66,438,282

Taiwan — 17.8%
Acer	1,278,000	1,423,321
Alpha Networks	215,000	300,336

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Taiwan — (continued)
Ampire	62,000	$79,210
Apacer Technology	18,000	31,502
Arcadyan Technology	53,000	244,539
Asia Vital Components	70,000	717,229
Asustek Computer	253,000	2,930,393
Axiomtek	112,000	393,808
Champion Microelectronic	21,000	58,202
Channel Well Technology	43,000	107,683
Cheng Uei Precision Industry	61,000	75,700
Chicony Electronics	160,000	532,035
China Ecotek	37,000	68,404
ChipMOS Technologies	479,000	544,898
ChipMOS Technologies ADR	2,816	64,599
Compal Electronics	2,778,000	2,691,681
Compucase Enterprise	23,000	48,742
CyberPower Systems	44,000	332,522
D-Link	375,000	240,442
Elitegroup Computer Systems	160,000	150,701
eMemory Technology	11,000	649,293
Emerging Display Technologies	249,000	297,914
Ennoconn	78,000	750,799
Eva Airways	2,876,000	3,363,181
Evergreen Marine Taiwan	1,582,200	5,235,989
First Insurance	95,000	49,274
Fitipower Integrated Technology	173,000	776,192
General Plastic Industrial	30,000	31,884
Getac Holdings	294,000	633,344
Giantplus Technology	328,000	169,602
Gigabyte Technology	455,000	4,546,163
Global Brands Manufacture	246,000	401,566
Global Mixed Mode Technology	79,000	511,559
Goldtek Technology	3,615	7,143
Gourmet Master	91,000	357,612
Hannstar Board	281,000	443,945
Himax Technologies ADR	58,440	403,236
Hon Hai Precision Industry	817,648	2,822,930
Innodisk	9,000	90,210
International Games System	181,000	3,530,555
Inventec	929,000	1,883,038
ITE Technology	73,000	358,885
Jess-Link Products	40,000	85,915
Kindom Development	20,000	19,442
King Yuan Electronics	555,000	1,112,596

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Taiwan — (continued)
L&K Engineering	84,000	$211,427
La Kaffa International *	108,000	484,559
Lite-On Technology	315,061	1,508,812
Machvision	12,000	84,578
Macroblock	200,000	612,222
Mercuries Life Insurance *	4,130	690
Micro-Star International	428,000	2,648,911
MPI	39,000	254,403
Nexcom International	139,000	281,746
Novatek Microelectronics	452,000	6,098,293
Phison Electronics	20,000	260,290
Pou Chen	1,860,000	1,849,554
Powertech Technology	196,000	689,164
Promate Solutions	14,000	46,553
Qisda	573,000	907,093
Quanta Computer	1,335,000	10,131,497
Quanta Storage	187,000	639,667
Raydium Semiconductor	127,000	1,333,588
Realtek Semiconductor	834,000	11,424,658
Sea Sonic Electronics	71,000	232,702
Senao International	61,000	68,907
Simplo Technology	63,000	616,438
Sitronix Technology	43,000	301,020
Solteam	34,000	45,439
Star Comgistic Capital	156,723	128,913
Sunonwealth Electric Machine Industry	46,000	193,213
Sunplus Innovation Technology	15,000	60,140
Sunrex Technology	40,000	53,904
Taiwan PCB Techvest	42,000	58,002
Taiwan Semiconductor Manufacturing	1,496,000	26,895,773
Taiwan Union Technology	32,000	127,281
TTFB	4,000	38,248
Ubright Optronics	7,000	8,509
Union Insurance *	20,328	13,713
United Orthopedic	36,000	83,738
Ventec International Group *	18,000	47,540
Wah Hong Industrial	35,000	34,247
Winbond Electronics	806,000	752,744
Wistron	1,002,000	4,511,575
Wowprime	164,000	1,539,465
X-Legend Entertainment	17,000	23,423
Zyxel Group	220,000	378,025

		115,248,878

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Thailand — 3.3%
After You NVDR	148,100	$44,566
AP Thailand NVDR	144,800	51,610
Bangchak NVDR	851,200	951,200
Bangkok Bank NVDR	2,365,900	11,854,124
Banpu NVDR	2,037,300	580,321
BTS Rail Mass Transit Growth Infrastructure Fund *	267,600	28,145
Index Livingmall NVDR	529,700	354,384
Indorama Ventures NVDR	355,700	355,921
Krung Thai Bank NVDR	3,024,300	1,811,289
Lanna Resources NVDR	271,500	126,911
Minor International NVDR	538,700	519,362
MK Restaurants Group NVDR	143,300	193,627
Polyplex Thailand NVDR	9,500	4,052
Pruksa Holding NVDR	47,600	18,357
PTT Exploration & Production NVDR	512,400	2,387,695
Regional Container Lines NVDR	414,800	290,843
Sabina NVDR	81,600	57,692
SCB X NVDR	71,400	234,671
Silicon Craft Technology NVDR	227,520	59,159
SISB NVDR	234,100	244,504
Star Petroleum Refining NVDR	369,900	94,559
Successmore Being NVDR	3,000	422
Supalai NVDR	944,500	584,988
Thai Oil NVDR	180,200	269,810
Tipco Asphalt NVDR	300,200	156,113

		21,274,325

Turkey — 0.6%
Agesa Hayat ve Emeklilik	235,724	402,107
Akcansa Cimento	55,126	217,699
Anadolu Efes Biracilik Ve Malt Sanayii	166,317	555,877
CarrefourSA Carrefour Sabanci Ticaret Merkezi *	23,483	60,575
Dogus Otomotiv Servis ve Ticaret	20,020	183,907
EGE Profil Ticaret ve Sanayi	2,471	11,969
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret	95,658	76,689
Logo Yazilim Sanayi Ve Ticaret	29,677	99,960
Migros Ticaret	163,054	1,785,301
Sok Marketler Ticaret	153,603	259,171
Turkiye Petrol Rafinerileri	94,668	363,314

		4,016,569

United Arab Emirates — 0.9%
Emaar Properties PJSC	2,558,282	4,708,537
Emirates NBD Bank PJSC	195,951	906,958

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2023 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United Arab Emirates — (continued)
Salik PJSC	393,901	$336,750
Sharjah Islamic Bank	117,456	74,192

		6,026,437

United Kingdom — 0.2%
Thungela Resources	134,787	1,014,349

TOTAL COMMON STOCK (Cost $524,678,174)		605,204,968

PREFERRED STOCK (B) — 4.9%

Brazil — 4.9%
Cia de Ferro Ligas da Bahia FERBASA	82,158	880,001
Cia Energetica de Minas Gerais	732,979	1,967,011
Gerdau	1,642,779	10,171,942
Marcopolo	145,500	160,615
Metalurgica Gerdau, Cl A	1,250,100	3,627,041
Noxville Investimentos * (A)	455	—
Petroleo Brasileiro	2,244,194	14,769,087

		31,575,697

South Korea — 0.0%
CJ	9,029	398,093

TOTAL PREFERRED STOCK (Cost $19,878,718)		31,973,790

MUTUAL FUND — 0.8%

United States — 0.8%
iShares MSCI Emerging Markets ETF	127,607	5,353,114

TOTAL MUTUAL FUND (Cost $5,087,192)		5,353,114

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING MARKETS PORTFOLIO JULY 31, 2023 (Unaudited)

WARRANT — 0.0%

	Number of Warrants	Value

Thailand — 0.0%
Successmore Being PCL, Expires 05/28/25 * (A)	400	$35

TOTAL WARRANT (Cost $—)		35

SHORT-TERM INVESTMENT — 0.2%

	Shares
FIRST AMERICAN TREASURY OBLIGATIONS FUND, Cl X, 5.280% (Cost $1,145,429)	1,145,429	1,145,429

TOTAL INVESTMENTS— 99.3% (Cost $550,789,513)		$643,677,336

Percentages are based on Net Assets of $647,920,540.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company